19. Loans and financing (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	R$ 655,647	R$ 644,908
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	483,001
2023 [member]
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	86,834
2024 [member]
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	58,308
2025 [member]
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	R$ 27,504